Segment Information - Additional Information (Detail) $ in Thousands	12 Months Ended
	Jun. 30, 2016 USD ($) Segment	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | Segment	2
Revenues	$ 600,194	$ 554,751
Oil and gas interests, net	5,398	7,713
Goodwill	141,669	134,939	$ 139,158
Oil and gas
Segment Reporting Information [Line Items]
Revenues	1,387	2,890
Oil and gas | United States
Segment Reporting Information [Line Items]
Revenues	1,400	2,900
Oil and gas interests, net	5,400	7,700
Goodwill	$ 0	$ 0